Quarterly Holdings Report
for
Fidelity® Intermediate Government Income Fund
November 30, 2023
SLM-NPRT1-0124
1.809098.119
U.S. Government and Government Agency Obligations - 79.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.625% 4/22/25	375	353
U.S. Treasury Obligations - 78.7%
U.S. Treasury Bonds:
4.375% 8/15/43	9,350	8,937
4.75% 11/15/43	520	524
U.S. Treasury Notes:
0.25% 7/31/25	22,229	20,611
0.25% 9/30/25 (b)	1,660	1,530
0.25% 10/31/25	2,340	2,150
0.375% 4/30/25	1,526	1,431
0.375% 12/31/25	4,210	3,858
0.75% 8/31/26	16,524	14,940
1.125% 8/31/28	59,785	51,600
1.25% 12/31/26	3,278	2,982
1.25% 9/30/28	580	502
1.5% 1/31/27	5,049	4,616
1.875% 2/28/27	5,600	5,170
2% 8/15/25	34,301	32,727
2.125% 7/31/24	5,667	5,550
2.25% 3/31/26	3,325	3,154
2.5% 2/28/26	9,441	9,018
2.625% 7/31/29	410	374
2.75% 6/30/25	2,770	2,682
2.75% 7/31/27	3,300	3,117
2.75% 5/31/29	2,897	2,670
2.75% 8/15/32	10,853	9,584
2.875% 11/30/25	8,513	8,219
2.875% 4/30/29	600	557
2.875% 5/15/32	2,646	2,368
3.125% 11/15/28	8,510	8,049
3.375% 5/15/33	290	268
3.5% 1/31/28	1,920	1,857
3.5% 2/15/33	730	682
3.625% 5/15/26	2,030	1,987
3.625% 3/31/30	4,740	4,543
3.75% 6/30/30	18,410	17,756
3.875% 1/15/26	2,590	2,550
3.875% 12/31/27	1,800	1,767
4% 2/15/26	1,900	1,875
4% 6/30/28	8,620	8,503
4% 10/31/29	6,300	6,178
4% 7/31/30	1,650	1,614
4.125% 8/31/30	3,770	3,715
4.125% 11/15/32	3,130	3,073
4.375% 10/31/24	1,600	1,588
4.375% 11/30/30	640	640
4.5% 11/15/25	2,400	2,390
4.5% 11/15/33	1,590	1,610
4.625% 2/28/25	6,600	6,566
4.625% 6/30/25	16,070	16,009
4.625% 3/15/26	620	620
4.625% 11/15/26	8,020	8,054
4.625% 9/30/28	10,550	10,688
4.625% 9/30/30	11,400	11,571
4.875% 10/31/28	258	264
4.875% 10/31/30	12,250	12,618
5% 10/31/25	290	291
TOTAL U.S. TREASURY OBLIGATIONS		336,197
Other Government Related - 0.3%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,587
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $356,108)		338,137

U.S. Government Agency - Mortgage Securities - 17.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 4.9%
1.5% 11/1/40 to 11/1/41	3,009	2,384
2% 2/1/28 to 12/1/41	6,657	5,673
2.5% 1/1/28 to 12/1/51	4,462	3,937
3% 2/1/31 to 2/1/52 (c)(d)	3,581	3,243
3.5% 3/1/52	479	422
4.5% 9/1/42	972	930
5% 10/1/52 to 12/1/52 (c)(d)	1,353	1,316
5.5% 6/1/53	114	114
6% 6/1/53 (c)(d)	682	692
6.5% 8/1/53	1,879	1,912
TOTAL FANNIE MAE		20,623
Freddie Mac - 3.6%
1.5% 12/1/40 to 4/1/41	824	657
2% 5/1/36 to 7/1/41	2,396	2,037
2.5% 1/1/28 to 2/1/42	6,558	5,761
3% 12/1/30 to 9/1/34	393	367
3.5% 1/1/34 to 3/1/52 (c)(d)	2,686	2,394
4.5% 10/1/42 to 12/1/42	867	829
5% 10/1/52 to 12/1/52	1,272	1,236
5.5% 9/1/52 to 5/1/53	1,431	1,422
6.5% 10/1/53	747	768
TOTAL FREDDIE MAC		15,471
Ginnie Mae - 5.7%
2% 12/1/53 (e)	850	686
2% 12/1/53 (e)	1,250	1,009
2% 12/1/53 (e)	500	404
2% 12/1/53 (e)	450	363
2% 12/1/53 (e)	350	283
2% 12/1/53 (e)	3,000	2,423
2% 12/1/53 (e)	500	404
2% 12/1/53 (e)	100	81
2% 1/1/54 (e)	750	607
2% 1/1/54 (e)	650	526
2% 1/1/54 (e)	1,300	1,051
2% 1/1/54 (e)	950	768
2% 1/1/54 (e)	350	283
5.5% 12/1/53 (e)	500	497
5.5% 12/1/53 (e)	100	99
5.5% 12/1/53 (e)	100	99
5.5% 12/1/53 (e)	350	348
5.5% 1/1/54 (e)	350	348
6.5% 12/1/53 (e)	1,600	1,627
6.5% 12/1/53 (e)	1,600	1,627
6.5% 12/1/53 (e)	2,250	2,288
6.5% 12/1/53 (e)	650	661
6.5% 12/1/53 (e)	3,900	3,966
6.5% 1/1/54 (e)	3,900	3,963
TOTAL GINNIE MAE		24,411
Uniform Mortgage Backed Securities - 3.0%
3% 12/1/53 (e)	300	253
3% 12/1/53 (e)	250	211
3% 12/1/53 (e)	800	675
3% 12/1/53 (e)	625	528
3% 12/1/53 (e)	650	549
3% 12/1/53 (e)	75	63
3% 12/1/53 (e)	75	63
3% 12/1/53 (e)	25	21
3% 12/1/53 (e)	625	528
3% 12/1/53 (e)	25	21
3% 12/1/53 (e)	150	127
3% 12/1/53 (e)	500	422
5.5% 12/1/53 (e)	375	370
5.5% 12/1/53 (e)	500	493
5.5% 12/1/53 (e)	1,375	1,356
5.5% 12/1/53 (e)	650	641
5.5% 12/1/53 (e)	500	493
6.5% 12/1/53 (e)	50	51
6.5% 12/1/53 (e)	3,800	3,862
6.5% 12/1/53 (e)	2,100	2,134
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		12,861
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $74,527)		73,366

Collateralized Mortgage Obligations - 4.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 4.2%
Fannie Mae:
planned amortization class Series 2021-65 Class MA, 2% 8/25/51	836	687
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	278	232
Series 2020-49 Class JA, 2% 8/25/44	98	86
Series 2020-67 Class KZ, 3.25% 9/25/40	443	401
Series 2020-75 Class HA, 1.5% 12/25/44	1,390	1,158
Series 2021-68 Class A, 2% 7/25/49	198	152
Series 2021-85 Class L, 2.5% 8/25/48	108	92
Series 2021-96 Class HA, 2.5% 2/25/50	175	147
Series 2022-1 Class KA, 3% 5/25/48	181	160
Series 2022-13 Class MA, 3% 5/25/44	747	690
Series 2022-3:
Class G, 2% 11/25/47	1,980	1,688
Class N, 2% 10/25/47	1,426	1,188
Series 2022-4 Class B, 2.5% 5/25/49	129	110
Series 2022-49 Class TE, 4.5% 12/25/48	1,375	1,313
Series 2022-5 Class 0, 2.5% 6/25/48	199	171
Series 2022-65 Class GA, 5% 4/25/46	1,426	1,368
Series 2022-7 Class A, 3% 5/25/48	258	229
Series 2020-45 Class JL, 3% 7/25/40	32	29
Series 2021-59 Class H, 2% 6/25/48	112	88
Series 2021-66:
Class DA, 2% 1/25/48	120	96
Class DM, 2% 1/25/48	128	102
Freddie Mac:
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	541	430
Series 2022-5213 Class JM, 3.5% 9/25/51	880	819
Series 2022-5214 Class CG, 3.5% 4/25/52	304	278
Series 2022-5220 Class PK, 3.5% 1/25/51	393	361
Series 2022-5224 Class DQ, 3.75% 8/25/44	499	468
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	217	192
Class LT, 3.25% 10/25/40	460	415
Class LY, 3% 10/25/40	164	146
Series 2021-5175 Class CB, 2.5% 4/25/50	625	526
Series 2021-5180 Class KA, 2.5% 10/25/47	127	111
Series 2022-5189 Class DA, 2.5% 5/25/49	130	111
Series 2022-5190 Class BA, 2.5% 11/25/47	133	114
Series 2022-5191 Class CA, 2.5% 4/25/50	150	126
Series 2022-5197 Class DA, 2.5% 11/25/47	101	87
Series 2022-5198 Class BA, 2.5% 11/25/47	460	400
Series 2022-5200 Class LA, 3% 10/25/48	296	264
Series 2022-5202 Class LB, 2.5% 10/25/47	108	93
Series 2020-5041 Class LB, 3% 11/25/40	369	327
Series 2021-5083 Class VA, 1% 8/15/38	1,514	1,400
Series 2021-5176 Class AG, 2% 1/25/47	472	393
Series 2021-5182 Class A, 2.5% 10/25/48	823	699
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	102	86

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,156)		18,033

Commercial Mortgage Securities - 5.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	392	385
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	991	967
Series 2015-K049 Class A2, 3.01% 7/25/25	28	27
Series 2015-K050 Class A2, 3.334% 8/25/25 (f)	1,148	1,113
Series 2015-KPLB Class A, 2.77% 5/25/25	500	482
Series 2016-K052 Class A2, 3.151% 11/25/25	2,995	2,888
Series 2016-K055 Class A2, 2.673% 3/25/26	400	380
Series 2017-K729 Class A2, 3.136% 10/25/24	700	686
Series 2018-K733 Class A2, 3.75% 8/25/25	1,988	1,938
Series 2019-K092 Class A2, 3.298% 4/25/29	600	556
Series 2021-K746 Class A2, 2.031% 9/25/28	900	791
Series 2022-150 Class A2, 3.71% 9/25/32	200	182
Series 2022-K747 Class A2, 2.05% 11/25/28	500	439
Series 2022-K750 Class A2, 3% 9/25/29	1,573	1,429
Series 2023-158 Class A2, 4.05% 7/25/33	160	149
Series 2023-160 Class A1, 4.68% 10/25/32	500	488
Series K058 Class A2, 2.653% 8/25/26	1,400	1,318
Series K065 Class A2, 3.243% 4/25/27	400	380
Series K073 Class A2, 3.35% 1/25/28	300	283
Series 2017-K068 Class A2, 3.244% 8/25/27	1,000	945
Series 2017-K727 Class A2, 2.946% 7/25/24	1,102	1,084
Series 2022 K748 Class A2, 2.26% 1/25/29	500	441
Series K048 Class A2, 3.284% 6/25/25 (f)	1,490	1,447
Series K053 Class A2, 2.995% 12/25/25	1,200	1,152
Series K063 Class A2, 3.43% 1/25/27	500	479
Series K086 Class A2, 3.859% 11/25/28	324	310
Series K090 Class A2, 3.422% 2/25/29	500	467
Series K734 Class A2, 3.208% 2/25/26	900	867
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	731	710
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,872)		22,783

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State 5.5% 4/26/24 (Cost $1,112)	1,100	1,100

Money Market Funds - 4.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (g)	15,860,921	15,864
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	1,485,231	1,485
TOTAL MONEY MARKET FUNDS (Cost $17,349)		17,349

TOTAL INVESTMENT IN SECURITIES - 110.2% (Cost $490,124)	470,768
NET OTHER ASSETS (LIABILITIES) - (10.2)%	(43,474)
NET ASSETS - 100.0%	427,294

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 12/1/53	(750)	(606)
2% 12/1/53	(1,700)	(1,373)
2% 12/1/53	(650)	(525)
2% 12/1/53	(1,300)	(1,050)
2% 12/1/53	(950)	(767)
2% 12/1/53	(350)	(283)
5.5% 12/1/53	(350)	(348)
5.5% 12/1/53	(700)	(695)
5.5% 1/1/54	(350)	(348)
6.5% 12/1/53	(800)	(814)
6.5% 12/1/53	(6,150)	(6,254)
6.5% 12/1/53	(3,050)	(3,102)
6.5% 1/1/54	(3,900)	(3,963)

TOTAL GINNIE MAE		(20,128)

Uniform Mortgage Backed Securities
3% 12/1/53	(2,800)	(2,364)
3% 12/1/53	(150)	(127)
3% 12/1/53	(625)	(528)
3% 12/1/53	(25)	(21)
3% 12/1/53	(500)	(422)
3.5% 12/1/53	(350)	(307)
5.5% 12/1/53	(600)	(592)
5.5% 12/1/53	(1,500)	(1,479)
5.5% 12/1/53	(600)	(592)
5.5% 12/1/53	(200)	(197)
5.5% 12/1/53	(500)	(493)
6.5% 12/1/53	(50)	(51)
6.5% 12/1/53	(3,500)	(3,557)
6.5% 12/1/53	(1,300)	(1,321)
6.5% 12/1/53	(1,100)	(1,118)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(13,169)

TOTAL TBA SALE COMMITMENTS (Proceeds $33,131)		(33,297)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	123	Mar 2024	13,505	45	45
CBOT 2-Year U.S. Treasury Note Contracts (United States)	478	Mar 2024	97,732	290	290
CBOT 5-Year U.S. Treasury Note Contracts (United States)	54	Mar 2024	5,770	27	27
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	5	Mar 2024	615	7	7

TOTAL PURCHASED					369

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	69	Mar 2024	8,034	(40)	(40)

TOTAL FUTURES CONTRACTS					329
The notional amount of futures purchased as a percentage of Net Assets is 27.6%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	18,180	(106)	0	(106)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	28,280	(275)	0	(275)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	1,580	(21)	0	(21)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	5,043	(75)	0	(75)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	570	(26)	0	(26)
TOTAL INTEREST RATE SWAPS							(503)	0	(503)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $756,000.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,418,000.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	27,215	56,672	68,023	298	-	-	15,864	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	20,401	18,916	1	-	-	1,485	0.0%
Total	27,215	77,073	86,939	299	-	-	17,349

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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